Leases (Schedule of leases balances with related parties) (Details)	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining operating lease term	6 years 1 month 2 days
Weighted-average discount rate of operating leases	4.93%	[1]

[1]	The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.